Related Party Transactions - Schedule of significant related party transactions, revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CyberLink
Related Party Transactions
Revenue-others (service revenue)	$ 16	$ 19